Total
Swan Defined Risk Foreign Fund
Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the caps through the expiration date of the current expense limitation agreement, November 1, 2025, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Swan Defined Risk Foreign Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Swan Defined Risk Foreign Fund Class A Shares	738	1,194	1,676	2,998
Swan Defined Risk Foreign Fund Class C Shares	274	906	1,564	3,324
Swan Defined Risk Foreign Fund Class I Shares	174	606	1,064	2,333

Swan Defined Risk Foreign Fund

Class A Shares SDJAX

Class C Shares SDJCX

Class I Shares SDJIX

(the “Fund”)

a series of Northern Lights Fund Trust III

Supplement dated December 3, 2024 to

the Prospectus dated November 1, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and supersedes any information to the contrary in the Prospectus.

Effective immediately, the Fee Example on page 12 of the current Prospectus and page 2 of the Summary Prospectus is replaced with the following:

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the caps through the expiration date of the current expense limitation agreement, November 1, 2025, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$738	$1,194	$1,676	$2,998
C	$274	$906	$1,564	$3,324
I	$174	$606	$1,064	$2,333

_______________________________

You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information dated November 1, 2024. This document provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This document is available upon request and without charge by calling the Funds toll-free at 1-877-896-2590.

Please retain this Supplement for future reference.